Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized
	Year ended December 31
	2022	2021	2020
Cost of revenues	184	153	115
Research and development	406	333	179
Selling and marketing	42	-	3
General and administrative	1,314	1,187	1,025

Total share-based compensation	1,946	1,673	1,322

Schedule of share options activity
	2022		2021*		2020*
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	537,288	44.45	513,973	45.85	333,490	64.26
Options Granted	320,775	14.25	53,970	37.52	182,054	10.01
Options Exercised	(807)	12.23	(536)	20.16	-	-
Options Forfeited and/or expired	(92,489)	55.58	(30,119)	56.91	(1,571)	50.33

Outstanding options and at end of year	764,767	30.44	537,288	44.45	513,973	45.85

Option's Exercisable at end of year	373,681	46.18	333,618	58.38	278,859	69.86

*Restated o reflect 1:7 reverse ratio of shares (See note 18b)

Schedule of information about share options outstanding
	Options outstanding as of December 31, 2022
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

12.25-14.42	470,693	7.84	13.60
26.88-37.52	145,354	6.43	35.95
42.14-67.06	68,662	2.85	63.94
90.23-96.32	80,058	0.91	90.65
Total	764,767	6.40	30.44

	Options outstanding as of December31, 2021*
Range of exercise prices ($)	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

12.25-37.52	329,638	6.19	23.03
42.14-67.06	91,750	3.68	63.07
90.23-96.32	115,900	1.92	90.51
Total	537,288	4.84	44.45

Schedule of RSU's outstanding
	RSU's 2022	RSU's 2021*	RSU's 2020*

Outstanding at beginning of year	14,581	10,655	15,506
Granted	39,286	8,992	-
Forfeited	(27)	(215)	-
Vested	(11,827)	(4,851)	(4,851)

Outstanding at the end of the period	42,013	14,581	10,655

*Restated o reflect 1:7 reverse ratio of shares (See note 18b)

Schedule of fair value assumptions

	December 31
	2022	2021	2020
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	59-77	55-78	51-71
Risk-free interest rate (%)	2.1-5.2	0.1-1.5	0.2-0.9
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	7.98	20.16	17.01